U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer: DBX ETF Trust
                                345 Park Ave.
                                New York, NY  10154

2. The name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): | |

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Deutsche X-trackers MSCI All China Equity ETF
Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity
ETF
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets High Dividends Yield Hedged Equity
ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Deutsche X-trackers Japan JPX-Nikkei 400  Equity ETF
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Deutsche X-trackers MSCI Australia Hedged Equity ETF
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Deutsche X-trackers MSCI Spain Hedged Equity ETF
Deutsche X-trackers S&P Hedged Global Infrastructure ETF


3.  Investment Company Act File Number: 811-22487

    Securities Act File Number:  333-170122

4.  (a)  Last day of fiscal year for which this Form is filed: 5/31/2017

    (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). (See
    Instruction A.2) [   ]

    NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
    PAID ON THE REGISTRATION FEE DUE.

    (c)  Check box if this is the last time the issuer will be filing this
    Form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $ 2,484,713,631

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 7,312,858,912

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 0

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                              - $ 7,312,858,912

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $ 0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ (4,828,145,281)

    (vii) Multiplier for determining registration fee:    x .0001159

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                        = $ 0.00

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          + $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


    Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Michael Gilligan
        Michael Gilligan
        Treasurer, Chief Financial Officer and Controller

Date:   August 8, 2017